ACQUISITIONS AND DIVESTITURE	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
ACQUISITIONS AND DIVESTITURE

3. ACQUISITIONS AND DIVESTITURE

Sale of Robinson’s Bend Field Assets

On February 28, 2013, we sold all of our Robinson’s Bend Field assets in the Black Warrior Basin of Alabama for $63.0 million, subject to closing adjustments that amounted to approximately $4.0 million. We recorded a loss on the sale of approximately $3.1 million in the six months ended June 30, 2013. The sale of the Robinson’s Bend Field assets was initiated to provide the financial flexibility necessary to support our efforts for pursuing opportunities and further developing our properties in the Mid-Continent region, as well as reducing our outstanding debt.

The following amounts relating to the Robinson’s Bend Field assets have been reported as discontinued operations in the condensed consolidated statements of operations for the three and six months ended June 30, 2013 (in thousands):

	Three Months Ended June 30, 2013	Six Months Ended June 30, 2013
Revenues	$—	$2,304
Loss from discontinued operations	$—	$(2,686)

See Note 2 for information regarding earnings per unit, including earnings per unit data relating to loss from discontinued operations.

The condensed consolidated statements of cash flows reflect discontinued operations for the six months ended June 30, 2013.

Acquisition of Oil, Natural Gas and Natural Gas Liquids Properties from SEP I

On August 9, 2013, we acquired oil, natural gas and NGLs assets in Texas and Louisiana from SEP I for a purchase price of $30.4 million. In conjunction with the acquisition, SEP I received $20.1 million in cash; 1,130,512 Class A units, which represented 70.0% of the total Class A units outstanding as of such date, and 4,724,407 Class B units, which represented 16.6% of the total Class B units outstanding as of such date. The cash portion of the transaction was financed with cash on hand and a borrowing of $16.7 million under our reserve-based credit facility.

The acquired assets include 67 producing wells in Texas and Louisiana. The primary factors considered by management in acquiring the SEP I properties include the belief that these wells provide an opportunity to significantly increase our reserves, production volumes and drilling portfolio, while maintaining our focus of increasing our oil-weighted assets. The SEP I properties also provide us with access to exploitation and development potential.

The following table summarizes the estimated values of assets acquired and liabilities assumed effective August 1, 2013 (in thousands):

August 1, 2013
Oil and natural gas properties, equipment and facilities	$31,497
Asset retirement obligation	(1,088)

Net assets acquired	$30,409

We accounted for our acquisition of oil and natural gas properties using the purchase method of accounting for business combinations, and therefore we estimated the fair value of the assets acquired and the liabilities assumed as of the acquisition date. The fair value measurements of assets acquired and liabilities assumed we re based on inputs that we re not observable in the market and therefore represent Level 3 inputs. The fair value of oil and natural gas properties and asset retirement obligations were measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural gas properties include estimates of: (i) reserves, (ii) future operating and development costs, (iii) future commodity prices, (iv) estimated future cash flows and (v) a market-based weighted cost of capital rate. These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.

Pro Forma Information

The following supplemental pro forma information presents consolidated results of operations as if the acquisition of the SEP I properties had occurred on January 1, 2013. The supplemental unaudited pro forma information was derived from a) our historical consolidated statements of operations and b) the statements of operations of SEP I. This information does not purport to be indicative of results of operations that would have occurred had the acquisition occurred on January 1, 2013, nor is such information indicative of any expected future results of operations.

(In thousands, except per unit data)	Pro Forma Three Months Ended June 30, 2013	Pro Forma Six Months Ended June 30, 2013
Revenue	$19,668	$29,316
Income (loss) from continuing operations	$3,179	$(4,551)
Discontinued operations	$—	$(2,686)
Net income (loss)	$3,179	$(7,237)
Income (loss) from continuing operations per unit
Class A units—Basic and diluted	$0.04	$(0.06)
Class B units—Basic and diluted	$0.11	$(0.16)
Discontinued operations per unit
Class A units—Basic and diluted	$—	$(0.03)
Class B units—Basic and diluted	$—	$(0.09)
Net income (loss) per unit
Class A units—Basic and diluted	$0.04	$(0.09)
Class B units—Basic and diluted	$0.11	$(0.25)
Weighted average units outstanding
Class A units—Basic	1,614,882	1,614,895
Class B units—Basic	28,069,687	28,030,676
Class A units—Diluted	1,614,882	1,614,895
Class B units—Diluted	28,445,139	28,030,676

Acquisition of Oil and Natural Gas Properties

On April 9, 2014, we acquired a 20% working interest in nine producing wells and other assets for $1.4 million. These assets are located in LaSalle Parish, Louisiana and are operated by SOG. This purchase became effective May 1, 2014. The impact of the acquisition of these properties was not material to our consolidated financial statements, so no pro forma information for this acquisition is provided.

3. ACQUISITION

Acquisition of Oil, Natural Gas and Natural Gas Liquids Properties from SEP I

On August 9, 2013, we acquired oil, natural gas and natural gas liquids assets in Texas and Louisiana from SEP I for a purchase price of $30.4 million. In conjunction with the acquisitions, SEP I received $20.1 million in cash; 1,130,512 Class A units, which represents 70% of the total Class A units, and 4,724,407 Class B units, which represents 16.6% of the total Class B units. The cash portion of the transaction was financed with cash on hand and a borrowing of $16.7 million under our reserve-based credit facility.

The acquired assets include 67 producing wells in Texas and Louisiana. The primary factors considered by management in acquiring the SEP I properties include the belief that these wells provide an opportunity to significantly increase our reserves, production volumes and drilling portfolio, while maintaining our focus of increasing our oil-weighted assets. The SEP I properties also provide us with access to exploitation and development potential.

The following allocation of the purchase price is preliminary and includes estimates. This preliminary allocation is based on information that was available to management at the time these consolidated financial statements were prepared and takes into account current market conditions and estimated market prices for oil and natural gas. Management has not yet had the opportunity to complete its assessment of fair values of the assets acquired. In addition, the purchase price could change materially as management finalizes adjustments to the purchase price provided for by the purchase and sale agreement, specifically ad valorem taxes, property taxes, franchise taxes and any other state or local taxes . Accordingly, the allocation may change materially as additional information becomes available and is assessed by management.

The following table summarizes the estimated values of assets acquired and liabilities assumed effective August 1, 2013 (in thousands):

Oil and natural gas properties, equipment and facilities	$31,497
Asset retirement obligation	(1,088)

Net assets acquired	$30,409

We will finalize the purchase price allocation within one year of the acquisition date.

We have accounted for our acquisition of oil and natural gas properties using the purchase method of accounting for business combinations, and therefore we have estimated the fair value of the assets acquired and the liabilities assumed as of the acquisition date. The fair value measurements of assets acquired and liabilities assumed are based on inputs that are not observable in the market and therefore represent Level 3 inputs. The fair value of oil and natural gas properties and asset retirement obligations were measured using valuation techniques that convert future cash flows to a single discounted amount. Significant inputs to the valuation of oil and natural gas properties include estimates of: (i) reserves, (ii) future operating and development costs; (iii) future commodity prices, (iv) estimated future cash flows and (v) a market-based weighted cost of capital rate. These inputs require significant judgments and estimates by the Company’s management at the time of the valuation and are the most sensitive and subject to change.

Results of Operations and Pro Forma Information

The following table sets forth revenues and lease operating expenses attributable to the SEP I properties acquired (in thousands):

	Three Months Ended December 31,		Twelve Months Ended December 31,
	2013	2012	2013	2012
Revenue	$3,018	$5,036	$15,782	$20,939
Lease Operating Expenses	$819	$997	$3,047	$4,049

We have determined that the presentation of net income attributable to the SEP I properties is impracticable due to the integration of the related operations upon acquisition.

The following supplemental pro forma information presents consolidated results of operations as if the acquisition of the SEP I properties had occurred on January 1, 2012. The supplemental unaudited pro forma information was derived from a) our historical consolidated statements of operations and b) the statements of operations of SEP I. This information does not purport to be indicative of results of operations that would have occurred had the acquisition occurred on January 1, 2012, nor is such information indicative of any expected future results of operations.

	Pro Forma Three Months Ended December 31,		Pro Forma Twelve Months Ended December 31,
(In thousands)	2013	2012	2013	2012
Revenue	$11,458	$18,473	$56,841	$67,466
Income (loss) from continuing operations	$(13,066)	$1,093	$(18,514)	$3,825
Discontinued operations	$—	$(74,055)	$(2,686)	$(77,081)
Net Loss	$(13,066)	$(72,962)	$(21,200)	$(73,256)
Income (loss) from continuing operations per unit
Class A units—Basic and diluted	$(0.16)	$0.01	$(0.23)	$0.05
Class B units—Basic and diluted	$(0.46)	$0.04	$(0.65)	$0.13
Discontinued operations per unit
Class A units—Basic and diluted	$—	$(0.92)	$(0.03)	$(0.96)
Class B units—Basic and diluted	$—	$(2.55)	$(0.09)	$(2.66)
Net loss per unit
Class A units—Basic and diluted	$(0.16)	$(0.90)	$(0.26)	$(0.91)
Class B units—Basic and diluted	$(0.45)	$(2.52)	$(0.74)	$(2.53)
Weighted average units outstanding
Class A units—Basic and diluted	1,615,017	1,613,924	1,615,103	1,614,076
Class B units—Basic and diluted	28,457,577	28,412,032	28,057,592	28,412,353